As filed with the Securities and Exchange             Registration No. 33-75964
Commission on October 2, 1996                         Registration No. 811-2513

--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-4

--------------------------------------------------------------------------------
                          Post-Effective Amendment No. 10 To
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                   and Amendment To

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

        Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                              (EXACT NAME OF REGISTRANT)

                       Aetna Life Insurance and Annuity Company
                                 (NAME OF DEPOSITOR)

               151 Farmington Avenue, RE4C, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

          Depositor's Telephone Number, including Area Code:  (860) 273-7834

                               Susan E. Bryant, Counsel
                       Aetna Life Insurance and Annuity Company
              151 Farmington Avenue, RE4C, Hartford, Connecticut  06156
                       (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

    X         60 days after filing pursuant to paragraph (a)(1) of Rule 485
   -----
              on ________________ pursuant to paragraph (a)(1) of Rule 485
   -----

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on February 29, 1996.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in prospectuses relating to the securities covered by the following earlier Registration Statements: 33-75958; 33-75960; and 33-75994.

                              VARIABLE ANNUITY ACCOUNT C
                                CROSS REFERENCE SHEET

                                                         LOCATION - PROSPECTUS
                                                         DATED MAY 1, 1996, AS
FORM N-4                                                 AMENDED BY SUPPLEMENTS
ITEM NO.       PART A (PROSPECTUS)                       DATED JUNE 21, 1996,
                                                          SEPTEMBER 3, 1996,
                                                         SEPTEMBER 13, 1996 AND
                                                           DECEMBER __, 1996
1        Cover Page. . . . . . . . . . . . . . .      Cover Page

2        Definitions . . . . . . . . . . . . . .      Definitions

3        Synopsis. . . . . . . . . . . . . . . .      Prospectus Summary; Fee Table
                                                      and as amended

4        Condensed Financial Information . . . .      Condensed Financial
                                                      Information

5        General Description of Registrant,
         Depositor, and Portfolio Companies. . .      The Company; Variable Annuity
                                                      Account C; The Funds

6        Deductions and Expenses . . . . . . . .      Charges and Deductions and as
                                                      amended; Distribution
7        General Description of Variable Annuity
         Contracts . . . . . . . . . . . . . . .      Purchase; Miscellaneous

8        Annuity Period. . . . . . . . . . . . .      Annuity Period

9        Death Benefit . . . . . . . . . . . . .      Death Benefit During
                                                      Accumulation Period; Death
                                                      Benefit Payable During the
                                                      Annuity Period

10       Purchases and Contract Value. . . . . .      Purchase; Contract Valuation

11       Redemptions . . . . . . . . . . . . . .      Right to Cancel; Withdrawals

12       Taxes . . . . . . . . . . . . . . . . .      Tax Status

13       Legal Proceedings . . . . . . . . . . .      Miscellaneous - Legal Matters
                                                      and Proceedings


14       Table of Contents of the Statement of
         Additional Information. . . . . . . . .      Contents of the Statement of
                                                      Additional Information
FORM N-4
ITEM NO.  PART B (STATEMENT OF ADDITIONAL                 LOCATION
                    INFORMATION)

15       Cover Page. . . . . . . . . . . . . . .      Cover page

16       Table of Contents . . . . . . . . . . .      Table of Contents

17       General Information and History . . . .      General Information and
                                                      History

18       Services. . . . . . . . . . . . . . . .      General Information and
                                                      History; Independent Auditors

19       Purchase of Securities Being Offered. .      Offering and Purchase of
                                                      Contracts

20       Underwriters. . . . . . . . . . . . . .      Offering and Purchase of
                                                      Contracts

21       Calculation of Performance Data . . . .      Performance Data; Average
                                                      Annual Total Return Quotations

22       Annuity Payments. . . . . . . . . . . .      Annuity Payments

23       Financial Statements. . . . . . . . . .      Financial Statements

                              PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                    PARTS A AND B

The Prospectus and the Statement of Additional Information are incorporated into Part A and Part B of this Post-Effective Amendment No. 10 , respectively, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on April 29, 1996 and by reference to Supplements dated June 21, 1996, September 3, 1996 and September 13, 1996, as contained in Post-Effective Amendment Nos. 7, 8 and 9, respectively, to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on June 21, 1996, August 30, 1996 and September 13, 1996, respectively.

                           VARIABLE ANNUITY ACCOUNT C
                    Aetna Life Insurance and Annuity Company
     Supplement dated December   , 1996 to the Prospectus dated May 1, 1996
AetnaPlus -- Variable Annuity Contracts for Tax-Deferred Annuity Plans (Section
                                    403(b))
                and Defined Contribution Plans (Section 401(a))

THE INFORMATION IN THIS SUPPLEMENT UPDATES AND AMENDS THE INFORMATION CONTAINED IN THE PROSPECTUS DATED MAY 1, 1996 (THE "PROSPECTUS") AND SHOULD BE READ WITH THAT PROSPECTUS.

CHARGES AND DEDUCTIONS

    The following replaces the second paragraph under the "Administrative Expense Charge" section on page 5 of the Prospectus.

      Under the Contract, the amount of the administrative expense charge may be of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. Effective April 4, 1997, the administrative expense charge during the Accumulation Period will equal, on an annual basis, 0.25% for Contracts effective prior to October 31, 1996 where the number of participants with assets in the Contract is less than 30 as of November 30, 1996 and the Contract Holder has chosen not to elect one of the Company's electronic standards for cash collection and application of participant contribution data.

      The administrative expense charge will not be imposed for participants who enrolled in a group contract prior to May 1, 1984 or for any participants in individual Contracts issued prior to May 1, 1984. In addition, Contracts issued to public school systems will not be subject to this charge.

      There is currently no administrative expense charge during the Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

FEE TABLE

    The following information replaces the "Indirect Charges" section of the Fee Table.

      INDIRECT CHARGES. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to an Account. For all Contracts except those for which an Administrative Expense Charge is imposed (see "Charges and Deductions"), Indirect Charges are:

MORTALITY AND EXPENSE CHARGE.....................................................       1.25%
ADMINISTRATIVE EXPENSE CHARGE....................................................       0.00%
                                                                                         ---
TOTAL SEPARATE ACCOUNT CHARGES...................................................       1.25%
                                                                                         ---
                                                                                         ---

For Contracts for which an Administrative Expense Charge is imposed (see "Charges and Deductions"), Indirect Charges are:

MORTALITY AND EXPENSE RISK CHARGE................................................       1.25%
ADMINISTRATIVE EXPENSE CHARGE....................................................       0.25%
                                                                                         ---
TOTAL SEPARATE ACCOUNT CHARGES...................................................       1.50%
                                                                                         ---
                                                                                         ---

HYPOTHETICAL ILLUSTRATION

The following amends the "Hypothetical Illustration" section of the Prospectus to add Examples that reflect the imposition of an Administrative Expense Charge to the Examples contained in the Prospectus.

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $20.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.085%.

                                               EXAMPLE A                               EXAMPLE B
                                 -------------------------------------   -------------------------------------
                                 IF YOU WITHDRAW YOUR ENTIRE ACCOUNT     IF YOU DO NOT WITHDRAW YOUR ACCOUNT
                                 VALUE AT THE END OF THE PERIODS         VALUE, OR IF YOU ANNUITIZE AT THE END
                                 SHOWN, YOU WOULD PAY THE FOLLOWING      OF THE PERIODS SHOWN, YOU WOULD PAY
                                 EXPENSES, INCLUDING ANY APPLICABLE      THE FOLLOWING EXPENSES (NO DEFERRED
                                 DEFERRED SALES CHARGE:                  SALES CHARGE IS REFLECTED):*
                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                 ------   -------   -------   --------   ------   -------   -------   --------
 Aetna Variable Fund               $73      $122      $173      $248       $22      $ 67      $115      $248
 Aetna Income Shares               $72      $119      $169      $239       $21      $ 65      $111      $239
 Aetna Variable Encore Fund        $71      $116      $163      $226       $20      $ 61      $104      $226
 Aetna Investment Advisers
  Fund, Inc.                       $73      $122      $174      $250       $22      $ 68      $116      $250
 Aetna Ascent Variable
  Portfolio                        $75      $127      $182      $267       $24      $ 73      $125      $267
 Aetna Crossroads Variable
  Portfolio                        $75      $127      $182      $267       $24      $ 73      $125      $267
 Aetna Legacy Variable
  Portfolio                        $75      $127      $182      $267       $24      $ 73      $125      $267
 Aetna Variable Index Plus
  Portfolio                        $73      $120      $170      $242       $21      $ 65      $112      $242
 Alger American Growth
  Portfolio                        $76      $130      $187      $277       $25      $ 76      $130      $277
 Alger American Small Cap
  Portfolio                        $77      $132      $190      $284       $25      $ 78      $133      $284
 Calvert Responsibility
  Invested Balanced Portfolio      $76      $129      $186      $275       $24      $ 75      $129      $275
 Fidelity VIP II Contrafund
  Portfolio                        $75      $126      $180      $264       $23      $ 72      $123      $264
 Fidelity VIP Equity-Income
  Portfolio                        $74      $123      $175      $253       $22      $ 69      $118      $253
 Fidelity VIP Growth Portfolio     $75      $126      $179      $262       $23      $ 71      $122      $262
 Fidelity VIP Overseas
  Portfolio                        $77      $132      $189      $283       $25      $ 78      $133      $283
 Franklin Government Securities
  Trust                            $75      $127      $182      $268       $24      $ 73      $125      $268
 Janus Aspen Aggressive Growth
  Portfolio                        $76      $130      $187      $278       $25      $ 76      $130      $278
 Janus Aspen Balanced Portfolio    $81      $145      $211      $328       $30      $ 91      $155      $328
 Janus Aspen Flexible Income
  Portfolio                        $78      $136      $197      $299       $27      $ 82      $141      $299
 Janus Aspen Growth Portfolio      $75      $128      $183      $270       $24      $ 74      $126      $270
 Janus Aspen Short-Term Bond
  Portfolio                        $75      $126      $179      $262       $23      $ 71      $122      $262
 Janus Aspen Worldwide Growth
  Portfolio                        $76      $131      $189      $282       $25      $ 77      $132      $282
 Lexington Natural Resources
  Trust                            $82      $147      $215      $337       $31      $ 94      $160      $337
 Neuberger & Berman Growth
  Portfolio                        $77      $132      $191      $286       $26      $ 79      $134      $286
 Scudder International
  Portfolio Class A Shares         $78      $136      $197      $300       $27      $ 83      $141      $300
 TCI Growth                        $77      $134      $194      $292       $26      $ 80      $137      $292

* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

MISCELLANEOUS -- PERFORMANCE REPORTING

    The following is added as the last sentence of the first paragraph of the section: The standardized and non-standardized total returns contained in the
    Statement of Additional Information do not reflect the 0.25% administrative expense charge since this charge was not assessed during the periods illustrated.

Form No. X75964.3                                                  December 1996

                              VARIABLE ANNUITY ACCOUNT C
                              PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
  (a)  Financial Statements:
       (1)  Included in Part A:
            Condensed Financial Information
       (2)  Included in Part B:
            Financial Statements of Variable Annuity Account C:
            -    Independent Auditors' Report
            -    Statement of Assets and Liabilities as of December 31, 1995
            -    Statement of Operations for the year ended December 31, 1995
            - Statements of Changes in Net Assets for the years ended December 31, 1995 and 1994
            -    Notes to Financial Statements
            Financial Statements of the Depositor:
            -    Independent Auditors' Report
            - Consolidated Statements of Income for the years ended December 31, 1995, 1994 and 1993
            -    Consolidated Balance Sheets as of December 31, 1995 and 1994
            - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1995, 1994 and 1993
            - Consolidated Statements of Cash Flows for the years ended December 31, 1995, 1994 and 1993
            -    Notes to Consolidated Financial Statements

  (b)  Exhibits
       (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
       (2)    Not applicable
       (3.1)  Form of Broker-Dealer Agreement(2)
       (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(2)
       (4.1)  Form of Variable Annuity Contract (G-CDA-HF)(3)
       (4.2)  Form of Variable Annuity Contract (IA-CDA-IA)(4)
       (4.3)  Form of Variable Annuity Contract (G-CDA-HD)(5)
       (4.4) Endorsements (EIGET-IC(R), EIGF-IC, EGF-IC(SPD)) to Contract IA-CDA-IA(6)
       (4.5)  Endorsement (EGET-IC(R)) to Contract G-CDA-HD and G-CDA-HF(2)
       (5)    Form of Variable Annuity Contract Application (710.00.16H)(4)
       (6)    Certification of Incorporation and By-Laws of Depositor(7)
       (7)    Not applicable

   (8.1)  Fund Participation Agreement (Amended and Restated) between
          Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated March 31, 1995(2)
   (8.2)  Fund Participation Agreement between Aetna Life Insurance and
          Annuity Company and Calvert Asset Management Company (Calvert Responsibility Invested Balanced Portfolio, formerly Calvert
          Socially Responsible Series) dated March 13, 1989 and amended
          December 27, 1993(2)
   (8.3)  Second Amendment dated January 1, 1996 to Fund Participation
          Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(8)
   (8.4)  Fund Participation Agreement between Aetna Life Insurance and
          Annuity Company and Fidelity Distributors Corporation (Variable Insurance Products Fund) dated February 1, 1994 and amended March 1, 1996(2)
   (8.5)  Fund Participation Agreement between Aetna Life Insurance and
          Annuity Company and Fidelity Distributors Corporation (Variable Insurance Products Fund II) dated February 1, 1994 and amended March 1, 1996(2)
   (8.6)  Service Agreement between Aetna Life Insurance and Annuity
          Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(8)
   (8.7)  Fund Participation Agreement between Aetna Life Insurance and
          Annuity Company and Franklin Advisers, Inc. dated January 31, 1989(2) (8.8) Fund Participation Agreement between Aetna Life Insurance and
          Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)
   (8.9)  Fund Participation Agreement between Aetna Life Insurance and
          Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)
   (8.10) Fund Participation Agreement between Aetna Life Insurance and
          Annuity Company and Advisers Management Trust (now Neuberger & Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995(2)
   (8.11) Fund Participation Agreement between Aetna Life Insurance and Annuity
          Company and Scudder Variable Life Investment Fund dated April 27,
          1992 and amended February 19, 1993 and August 13, 1993(2)

   (8.12) Amendment dated as of February 20, 1996 to Fund Participation
          Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(8)
   (8.13) Fund Participation Agreement between Aetna Life Insurance and
          Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(2)
   (9)    Opinion of Counsel(9)
   (10.1) Consent of Independent Auditors
   (10.2) Consent of Counsel
   (11)   Not applicable
   (12)   Not applicable
   (13)   Computation of Performance Data(10)
   (14)   Not applicable
   (15.1) Powers of Attorney(11)
   (15.2) Authorization for Signatures(2)
   (27)   Financial Data Schedule(12)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on
    April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on
    April 12, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75964) filed on February 24, 1995.
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75958) filed on April 28, 1995.
5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically on
    April 22, 1996.
6. Incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on August 30, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on
    April 15, 1996.
8. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on
    June 28, 1996.
9. Incorporated by reference to Registrant's 24f-2 Notice for the fiscal year ended December 31, 1995, as filed electronically on February 29, 1996.
10. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75964) filed on April 28, 1995.
11. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996.
12. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on
    April 29, 1996.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal
Business Address*                      Positions and Offices with Depositor
-----------------                      ------------------------------------

Daniel P. Kearney                      Director and President

Timothy A. Holt                        Director, Senior Vice President and Chief
                                       Financial Officer

Christopher J. Burns                   Director and Senior Vice President

Laura R. Estes                         Director and Senior Vice President

Gail P. Johnson                        Director and Vice President

John Y. Kim                            Director and Senior Vice President

Shaun P. Mathews                       Director and Vice President

Glen Salow                             Director and Vice President

Creed R. Terry                         Director and Vice President

Deborah Koltenuk                       Vice President and Treasurer, Corporate
                                       Controller

Zoe Baird                              Senior Vice President and General Counsel

Diane Horn                             Vice President and Chief Compliance
                                       Officer

Susan E. Schechter                     Corporate Secretary and Counsel

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    Incorporated herein by reference to Item 26 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996.

ITEM 27. NUMBER OF CONTRACT OWNERS

    As of August 31, 1996, there were 589,843 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28. INDEMNIFICATION

    Reference is hereby made to Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations. The statute provides in general that Connecticut corporations shall indemnify their officers, directors, employees, agents, and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by a majority of the board of directors not a party to the proceeding by written consent; by independent legal counsel selected by a majority of the directors not involved in the proceeding; or by a majority of the shareholders not involved in the proceeding) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified.

    C.G.S. Section 33-320a provides an exclusive remedy: a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, bylaws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

    Consistent with the statute, Aetna Life and Casualty Company has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor, which supplements the indemnification rights provided by C.G.S. Section 33-320a to the extent such coverage does not violate public policy.

ITEM 29. PRINCIPAL UNDERWRITER

 (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all registered investment management companies under the 1940 Act). Additionally ALIAC acts as the principal underwriter and depositor for Variable Life
      Account B and Variable Annuity Accounts B and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act). ALIAC also acts as the principal underwriter for Variable Annuity

      Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940 Act).

 (b)  See Item 25 regarding the Depositor.

 (c)  Compensation as of December 31, 1995:

       (1)           (2)              (3)                 (4)              (5)

Name of         Net Underwriting  Compensation
Principal       Discounts and     on Redemption      Brokerage
Underwriter     Commissions       or Annuitization   Commissions   Compensation*
-----------     -----------       ----------------   -----------   -------------
Aetna Life                           $1,830,629                      $74,341,006
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

         Aetna Life Insurance and Annuity Company
         151 Farmington Avenue
         Hartford, Connecticut  06156

ITEM 31. MANAGEMENT SERVICES

    Not applicable

ITEM 32. UNDERTAKINGS

    Registrant hereby undertakes:

 (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

 (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

 (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

 (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to
      Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep.
      (CCH) PARA78,904 at 78,523 (November 22, 1988).

 (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                      SIGNATURES

    As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment No. 10 to its Registration Statement on Form N-4 (File No. 33-75964) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the ____ day of October, 1996.

                                             VARIABLE ANNUITY ACCOUNT C OF AETNA
                                             LIFE INSURANCE AND ANNUITY COMPANY
                                               (REGISTRANT)


                                        By:  AETNA LIFE INSURANCE AND ANNUITY
                                             COMPANY
                                               (DEPOSITOR)

                                        By:  Daniel P. Kearney*
                                           -------------------------------------
                                             Daniel P. Kearney
                                             President

    As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-75964) has been signed by the following persons in the capacities and on the dates indicated.

Signature                   Title                                          Date
---------                   -----                                          ----

Daniel P. Kearney*          Director and President                    )
--------------------------  (principal executive officer)             )
Daniel P. Kearney                                                     )
                                                                      )
Timothy A. Holt*            Director and Chief Financial Officer      )  October
--------------------------                                            )
Timothy A. Holt                                                       )  2, 1996
                                                                      )
Christopher J. Burns*       Director                                  )
--------------------------                                            )
Christopher J. Burns                                                  )
                                                                      )
Laura R. Estes*             Director                                  )
--------------------------                                            )
Laura R. Estes                                                        )
                                                                      )
Gail P. Johnson*            Director                                  )
--------------------------                                            )
Gail P. Johnson                                                       )
                                                                      )
John Y. Kim*                Director                                  )
--------------------------                                            )
John Y. Kim                                                           )

                                                                      )
Shaun P. Mathews*           Director                                  )
--------------------------                                            )
Shaun P. Mathews                                                      )
                                                                      )
Glen Salow*                 Director                                  )
--------------------------                                            )
Glen Salow                                                            )
                                                                      )
Creed R. Terry*             Director                                  )
--------------------------                                            )
Creed R. Terry                                                        )
                                                                      )
Deborah Koltenuk*           Vice President and Treasurer, Corporate   )
--------------------------  Controller                                )
Deborah Koltenuk                                                      )

By: /s/  Julie E. Rockmore

    ----------------------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                              VARIABLE ANNUITY ACCOUNT C
                                    EXHIBIT INDEX

Exhibit No.              Exhibit                                           Page
-----------              -------                                           -----
99-B.1                   Resolution of the Board of Directors of Aetna         *
                         Life Insurance and Annuity Company establishing
                         Variable Annuity Account C

99-B.3.1                 Form of Broker-Dealer Agreement                       *

99-B.3.2                 Alternative Form of Wholesaling Agreement and         *
                         Related Selling Agreement

99-B.4.1                 Form of Variable Annuity Contract (G-CDA-HF)          *

99-B.4.2                 Form of Variable Annuity Contract (IA-CDA-IA)         *

99-B.4.3                 Form of Variable Annuity Contract (G-CDA-HD)          *

99-B.4.4                 Endorsements (EIGET-IC(R), EIGF-IC, EGF-IC(SPD))      *
                         to Contract IA-CDA-IA

99-B.4.5                 Endorsement (EGET-IC(R)) to contract G-CDA-HD         *
                         and G-CDA-HF

99-B.5                   Form of Variable Annuity Contract Applications        *

99-B.6                   Certification of Incorporation and By-Laws of         *
                         Depositor

99-B.8.1                 Fund Participation Agreement(Amended and              *
                         Restated) between Aetna Life Insurance and
                         Annuity Company, Alger American Fund and Fred
                         Alger Management, Inc. dated March 31, 1995

99-B.8.2                 Fund Participation Agreement between Aetna Life       *
                         Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibility
                         Invested Balanced Portfolio, formerly Calvert
                         Socially Responsible Series) dated March 13, 1989
                         and amended December 27, 1993

*Incorporated by reference

Exhibit No.              Exhibit                                           Page
-----------              -------                                           -----
99-B.8.3                 Second Amendment dated January 1, 1996 to Fund        *
                         Participation Agreement between Aetna Life
                         Insurance and Annuity Company and Calvert Asset
                         Management Company (Calvert Responsibly Invested
                         Balanced Portfolio, formerly Calvert Socially
                         Responsible Series) dated March 13, 1989 and amended December 27, 1993

99-B.8.4                 Fund Participation Agreement between Aetna Life       *
                         Insurance and Annuity Company and Fidelity
                         Distributors Corporation (Variable Insurance
                         Products Fund) dated February 1, 1994 and amended
                         March 1, 1996

99-B.8.5                 Fund Participation Agreement between Aetna Life       *
                         Insurance and Annuity Company and Fidelity
                         Distributors Corporation (Variable Insurance
                         Products Fund II) dated February 1, 1994 and amended March 1, 1996

99-B.8.6                 Service Agreement between Aetna Life Insurance        *
                         and Annuity Company and Fidelity Investments
                         Institutional Operations Company dated as of November 1, 1995

99-B.8.7                 Fund Participation Agreement between Aetna            *
                         Life Insurance and Annuity Company and Franklin Advisers, Inc. dated January 31, 1989

99-B.8.8                 Fund Participation Agreement between Aetna Life       *
                         Insurance and Annuity Company and Janus Aspen
                         Series dated April 19, 1994 and amended March 1,
                         1996

99-B.8.9                 Fund Participation Agreement between Aetna Life       *
                         Insurance and Annuity Company and Lexington
                         Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991

99-B.8.10                Fund Participation Agreement between Aetna Life       *
                         Insurance and Annuity Company and Advisers
                         Management Trust (now Neuberger & Berman Advisers
                         Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995

*Incorporated by reference

Exhibit No.              Exhibit                                           Page
-----------              -------                                           ----

99-B.8.11                Fund Participation Agreement between Aetna            *
                         Life Insurance and Annuity Company and Scudder
                         Variable Life Investment Fund dated April 27,
                         1992 and amended February 19, 1993 and August 13,
                         1993

99-B.8.12                Amendment dated as of February 20, 1996 to Fund       *
                         Participation Agreement between Aetna Life
                         Insurance and Annuity Company and Scudder
                         Variable Life Investment Fund dated April 27, 1992
                         as amended February 19, 1993 and August 13, 1993

99-B.8.13                Fund Participation Agreement between Aetna            *
                         Life Insurance and Annuity Company,
                         Investors Research Corporation and TCI
                         Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994

99-B.9                   Opinion of Counsel                                    *

99-B.10.1                Consent of Independent Auditors                ________

99-B.10.2                Consent of Counsel                             ________

99-B.15.1                Powers of Attorney                                    *

99-B.15.2                Authorization for Signatures                          *

27                       Financial Data Schedule                               *

*Incorporated by reference